Quarterly Holdings Report
for
Fidelity® SAI U.S. Treasury Bond Index Fund
May 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
UYB-NPRT1-0726
1.9868587.110
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.41 to 4.98	49,284,000	30,948,812
US Treasury Bonds 1.125% 8/15/2040	2.16 to 3.74	13,237,000	8,229,174
US Treasury Bonds 1.25% 5/15/2050	3.79	72,000	33,879
US Treasury Bonds 1.375% 11/15/2040	2.22 to 2.31	24,934,300	16,014,444
US Treasury Bonds 1.375% 8/15/2050	4.03 to 5.25	22,870,000	11,091,057
US Treasury Bonds 1.625% 11/15/2050	4.70	17,637,500	9,122,583
US Treasury Bonds 1.75% 8/15/2041	2.05 to 3.46	89,327,000	59,514,114
US Treasury Bonds 1.875% 11/15/2051	4.41	66,263,000	36,046,037
US Treasury Bonds 1.875% 2/15/2041	2.27	11,829,000	8,157,389
US Treasury Bonds 1.875% 2/15/2051	2.40 to 4.40	89,631,000	49,304,052
US Treasury Bonds 2% 11/15/2041	2.42 to 3.45	71,400,000	49,162,805
US Treasury Bonds 2% 2/15/2050	3.51 to 3.79	30,778,000	17,763,475
US Treasury Bonds 2% 8/15/2051	3.23 to 4.83	58,745,000	33,115,199
US Treasury Bonds 2.25% 2/15/2052	3.02 to 3.93	56,800,000	33,869,219
US Treasury Bonds 2.25% 5/15/2041	2.18 to 3.39	54,833,000	39,768,919
US Treasury Bonds 2.25% 8/15/2046	3.41 to 5.05	22,100,000	14,304,570
US Treasury Bonds 2.25% 8/15/2049	3.53	80,000	49,325
US Treasury Bonds 2.375% 2/15/2042	3.24	32,900,000	23,866,436
US Treasury Bonds 2.375% 5/15/2051	4.47 to 5.06	93,537,000	57,945,441
US Treasury Bonds 2.5% 2/15/2045	4.15	2,401,000	1,670,852
US Treasury Bonds 2.5% 2/15/2046	3.09 to 4.86	19,423,000	13,296,409
US Treasury Bonds 2.5% 5/15/2046	2.98 to 4.81	25,983,000	17,717,158
US Treasury Bonds 2.75% 11/15/2042	4.05	13,826,000	10,448,892
US Treasury Bonds 2.75% 11/15/2047	3.09	318,000	222,563
US Treasury Bonds 2.75% 8/15/2042	3.26 to 4.84	59,738,000	45,384,545
US Treasury Bonds 2.75% 8/15/2047	3.25	2,731,000	1,916,927
US Treasury Bonds 2.875% 11/15/2046	3.05 to 4.61	5,289,000	3,835,145
US Treasury Bonds 2.875% 5/15/2043	3.02 to 4.08	50,784,000	38,750,573
US Treasury Bonds 2.875% 5/15/2049	4.62	11,000	7,752
US Treasury Bonds 2.875% 5/15/2052	3.20 to 4.87	12,400,000	8,502,719
US Treasury Bonds 2.875% 8/15/2045	1.43 to 4.94	58,254,000	42,923,641
US Treasury Bonds 3% 11/15/2044	4.13 to 4.76	63,400,000	48,184,000
US Treasury Bonds 3% 11/15/2045	3.71 to 3.99	57,800,000	43,359,031
US Treasury Bonds 3% 2/15/2047	1.70 to 3.41	53,589,000	39,622,367
US Treasury Bonds 3% 2/15/2048	4.97	4,659,000	3,406,166
US Treasury Bonds 3% 2/15/2049	4.59 to 5.12	22,111,000	16,001,109
US Treasury Bonds 3% 5/15/2042	3.25 to 4.92	14,138,000	11,194,424
US Treasury Bonds 3% 5/15/2045	2.40 to 3.83	39,700,000	29,973,500
US Treasury Bonds 3% 5/15/2047	3.38 to 3.41	69,492,000	51,253,064
US Treasury Bonds 3% 8/15/2048	3.80 to 4.89	16,108,000	11,713,536
US Treasury Bonds 3% 8/15/2052	3.93 to 4.67	16,400,000	11,526,766
US Treasury Bonds 3.125% 11/15/2041	3.41 to 4.15	13,564,000	11,021,280
US Treasury Bonds 3.125% 2/15/2042	3.99 to 4.49	12,800,000	10,353,000
US Treasury Bonds 3.125% 2/15/2043	4.54	27,201,000	21,630,108
US Treasury Bonds 3.125% 5/15/2048	4.05	4,500	3,356
US Treasury Bonds 3.375% 11/15/2048	3.13	1,791,300	1,391,616
US Treasury Bonds 3.375% 5/15/2044	4.46	4,800,000	3,892,500
US Treasury Bonds 3.5% 2/15/2039	2.66	315,000	282,085
US Treasury Bonds 3.625% 2/15/2044	3.85 to 4.56	10,956,000	9,235,994
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.71	59,000,000	46,792,070
US Treasury Bonds 3.625% 5/15/2053	4.25 to 5.08	31,600,000	25,038,063
US Treasury Bonds 3.625% 8/15/2043	3.59 to 4.55	42,601,000	36,114,332
US Treasury Bonds 3.875% 5/15/2043	4.78	3,000,000	2,639,211
US Treasury Bonds 4% 11/15/2052	4.40 to 4.92	42,900,000	36,424,781
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	122,700,000	106,399,114
US Treasury Bonds 4.25% 11/15/2040	3.71	80,000	75,625
US Treasury Bonds 4.25% 2/15/2054	4.44 to 5.01	45,600,000	40,379,156
US Treasury Bonds 4.25% 5/15/2039	3.45 to 3.99	1,598,000	1,537,576
US Treasury Bonds 4.375% 11/15/2039	4.37	340,000	328,963
US Treasury Bonds 4.375% 2/15/2038	2.80 to 4.13	10,184,000	10,079,773
US Treasury Bonds 4.375% 5/15/2041	3.79	17,000	16,230
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	31,000,000	28,633,828
US Treasury Bonds 4.5% 2/15/2044	4.68 to 4.98	25,800,000	24,458,602
US Treasury Bonds 4.5% 5/15/2038	4.16	24,300,000	24,264,879
US Treasury Bonds 4.5% 8/15/2039	4.39	14,731,000	14,473,208
US Treasury Bonds 4.625% 11/15/2045	4.63 to 4.99	16,300,000	15,576,688
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	40,200,000	37,951,313
US Treasury Bonds 4.625% 2/15/2040	2.99	5,000	4,953
US Treasury Bonds 4.625% 2/15/2046	4.98 to 5.14	37,400,000	35,717,000
US Treasury Bonds 4.625% 2/15/2055	4.58 to 4.92	50,900,000	48,007,719
US Treasury Bonds 4.625% 5/15/2054	4.54 to 4.63	22,100,000	20,836,156
US Treasury Bonds 4.75% 11/15/2043	5.09	15,100,000	14,787,383
US Treasury Bonds 4.75% 11/15/2053	4.00 to 4.48	22,500,000	21,620,215
US Treasury Bonds 4.75% 2/15/2037	2.32 to 2.78	13,000	13,348
US Treasury Bonds 4.75% 2/15/2041	4.03	11,100,000	11,064,012
US Treasury Bonds 4.75% 2/15/2056	4.91 to 4.99	37,500,000	36,140,625
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.14	45,600,000	43,890,000
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	51,800,000	49,875,711
US Treasury Bonds 4.875% 8/15/2045	4.77 to 4.87	12,600,000	12,442,008
US Treasury Bonds 5% 5/15/2037	2.90 to 4.31	4,967,000	5,209,723
US Treasury Bonds 5% 5/15/2045	4.85 to 4.92	13,500,000	13,554,316
US Treasury Bonds 5% 5/15/2056	4.98	14,500,000	14,543,047
US Treasury Bonds 5.25% 11/15/2028	2.65 to 2.98	31,601,000	32,497,185
US Treasury Bonds 5.25% 2/15/2029	2.75 to 3.84	10,374,000	10,720,070
US Treasury Bonds 6.125% 11/15/2027	2.86 to 2.94	139,604,000	143,890,278
US Treasury Bonds 6.25% 5/15/2030	3.95 to 4.21	116,378,000	125,415,479
US Treasury Bonds 6.375% 8/15/2027	3.09 to 3.25	21,500,000	22,116,445
US Treasury Notes 0.375% 7/31/2027	0.91 to 3.51	82,414,000	79,098,124
US Treasury Notes 0.375% 9/30/2027	3.68	61,826,000	58,988,283
US Treasury Notes 0.5% 10/31/2027	3.78 to 4.23	104,800,000	99,846,563
US Treasury Notes 0.5% 6/30/2027	0.49 to 4.03	25,881,000	24,953,935
US Treasury Notes 0.5% 8/31/2027	1.13 to 2.86	76,109,000	72,942,747
US Treasury Notes 0.625% 11/30/2027	4.18	28,200,700	26,834,729
US Treasury Notes 0.625% 12/31/2027	3.30	15,039,900	14,270,868
US Treasury Notes 0.625% 5/15/2030	0.80 to 3.52	148,227,000	129,559,662
US Treasury Notes 0.625% 8/15/2030	3.18 to 4.31	129,794,900	112,434,832
US Treasury Notes 0.75% 1/31/2028	0.99 to 1.28	122,528,000	116,171,860
US Treasury Notes 0.875% 11/15/2030	3.02 to 3.79	67,580,900	58,716,186
US Treasury Notes 1% 7/31/2028	3.07 to 4.01	145,209,000	136,201,504
US Treasury Notes 1.125% 2/15/2031	4.11	38,500,000	33,604,785
US Treasury Notes 1.125% 2/29/2028	1.28 to 3.05	29,970,000	28,527,694
US Treasury Notes 1.125% 8/31/2028	2.95 to 4.65	129,007,000	121,034,770
US Treasury Notes 1.25% 3/31/2028	1.41 to 3.81	74,408,000	70,821,302
US Treasury Notes 1.25% 4/30/2028	3.55 to 4.18	26,499,000	25,162,664
US Treasury Notes 1.25% 5/31/2028	2.94 to 3.62	51,374,000	48,674,858
US Treasury Notes 1.25% 6/30/2028	4.16	41,135,000	38,885,430
US Treasury Notes 1.25% 8/15/2031	1.62 to 4.49	207,366,000	179,274,387
US Treasury Notes 1.25% 9/30/2028	3.65	3,038,000	2,851,448
US Treasury Notes 1.375% 10/31/2028	4.01 to 4.27	57,900,000	54,380,766
US Treasury Notes 1.375% 11/15/2031	3.04 to 3.44	58,246,000	50,312,258
US Treasury Notes 1.375% 12/31/2028	1.56	23,700,000	22,163,203
US Treasury Notes 1.5% 11/30/2028	3.09	42,500,000	39,956,641
US Treasury Notes 1.5% 2/15/2030	2.99 to 3.64	30,793,000	28,076,961
US Treasury Notes 1.625% 5/15/2031	3.37 to 4.41	107,293,000	95,256,067
US Treasury Notes 1.75% 1/31/2029	2.00 to 4.20	76,700,000	72,277,766
US Treasury Notes 1.75% 11/15/2029	3.01 to 3.89	21,907,000	20,281,090
US Treasury Notes 1.875% 2/15/2032	2.90 to 4.34	83,500,000	73,685,218
US Treasury Notes 1.875% 2/28/2029	3.08 to 3.94	55,400,000	52,296,735
US Treasury Notes 2.25% 11/15/2027	4.33	22,300,000	21,759,922
US Treasury Notes 2.25% 8/15/2027	3.34	15,984,000	15,669,315
US Treasury Notes 2.375% 3/31/2029	4.11 to 4.23	87,300,000	83,415,832
US Treasury Notes 2.375% 5/15/2029	0.74 to 4.37	162,799,000	155,269,546
US Treasury Notes 2.625% 2/15/2029	1.40 to 2.51	58,844,000	56,704,009
US Treasury Notes 2.625% 7/31/2029	3.56 to 3.75	29,600,000	28,345,469
US Treasury Notes 2.75% 2/15/2028	0.64 to 4.32	91,818,200	89,935,210
US Treasury Notes 2.75% 5/31/2029	4.52	92,800,000	89,410,625
US Treasury Notes 2.75% 7/31/2027	4.10 to 4.50	30,800,000	30,387,328
US Treasury Notes 2.75% 8/15/2032	3.94 to 4.14	69,000,000	63,423,399
US Treasury Notes 2.875% 4/30/2029	2.88 to 3.49	74,400,000	72,005,250
US Treasury Notes 2.875% 5/15/2028	3.03 to 4.46	52,785,000	51,665,381
US Treasury Notes 2.875% 5/15/2032	3.02 to 4.10	126,700,000	117,781,508
US Treasury Notes 2.875% 8/15/2028	1.28 to 4.00	92,876,000	90,644,799
US Treasury Notes 3.125% 11/15/2028	2.49 to 2.88	26,503,000	25,941,882
US Treasury Notes 3.125% 8/31/2027	4.08	49,400,000	48,911,789
US Treasury Notes 3.125% 8/31/2029	4.48	29,133,900	28,297,438
US Treasury Notes 3.25% 6/30/2029	3.08	34,300,000	33,500,113
US Treasury Notes 3.375% 11/30/2027	3.50	51,600,000	51,154,547
US Treasury Notes 3.375% 12/31/2027	3.93	61,800,000	61,220,625
US Treasury Notes 3.375% 2/29/2028	3.89	36,200,000	35,826,688
US Treasury Notes 3.375% 5/15/2033	3.96 to 4.91	101,900,000	96,339,285
US Treasury Notes 3.375% 9/15/2028	3.62	14,100,000	13,899,516
US Treasury Notes 3.5% 1/31/2028	3.53	90,700,000	89,977,234
US Treasury Notes 3.5% 1/31/2030	3.60	47,900,000	46,930,773
US Treasury Notes 3.5% 11/15/2028	3.49	22,600,000	22,315,734
US Treasury Notes 3.5% 2/15/2029	3.91	11,200,000	11,043,375
US Treasury Notes 3.5% 2/15/2033	3.72 to 4.53	84,800,000	81,007,188
US Treasury Notes 3.5% 2/28/2031	4.00	52,200,000	50,793,047
US Treasury Notes 3.5% 9/30/2027	3.61 to 3.94	81,500,000	81,028,828
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.78	140,700,000	137,875,009
US Treasury Notes 3.625% 12/31/2030	3.52	60,500,000	59,228,555
US Treasury Notes 3.625% 3/31/2030	4.31	6,500,000	6,391,074
US Treasury Notes 3.625% 8/15/2028	3.58 to 4.00	62,300,000	61,781,645
US Treasury Notes 3.625% 8/31/2029	3.94	5,300,000	5,227,539
US Treasury Notes 3.625% 8/31/2030	3.69	1,000,000	980,780
US Treasury Notes 3.625% 9/30/2030	3.74 to 4.25	18,500,000	18,138,672
US Treasury Notes 3.625% 9/30/2031	4.22	2,000,000	1,948,046
US Treasury Notes 3.75% 10/31/2032	3.89	35,900,000	34,893,117
US Treasury Notes 3.75% 4/30/2028	3.88	77,500,000	77,136,719
US Treasury Notes 3.75% 6/30/2030	4.08 to 4.26	72,300,000	71,314,348
US Treasury Notes 3.75% 8/31/2031	4.30	33,000,000	32,351,601
US Treasury Notes 3.875% 10/15/2027	4.12	900,000	898,979
US Treasury Notes 3.875% 11/30/2027	4.01	6,500,000	6,489,590
US Treasury Notes 3.875% 11/30/2029	3.99	2,100,000	2,085,563
US Treasury Notes 3.875% 12/31/2029	3.63 to 4.34	22,300,000	22,137,105
US Treasury Notes 3.875% 12/31/2032	4.02 to 4.27	53,200,000	52,025,860
US Treasury Notes 3.875% 3/31/2031	3.94	38,800,000	38,354,406
US Treasury Notes 3.875% 4/15/2029	4.15	34,000,000	33,837,969
US Treasury Notes 3.875% 4/30/2030	3.96	17,700,000	17,554,805
US Treasury Notes 3.875% 4/30/2031	4.02	50,600,000	50,010,985
US Treasury Notes 3.875% 5/15/2029	4.05	31,000,000	30,852,266
US Treasury Notes 3.875% 6/15/2028	4.09	46,500,000	46,374,668
US Treasury Notes 3.875% 6/30/2030	4.23	32,800,000	32,509,156
US Treasury Notes 3.875% 7/15/2028	3.89	13,800,000	13,758,492
US Treasury Notes 3.875% 7/31/2027	3.94	54,700,000	54,659,402
US Treasury Notes 3.875% 7/31/2030	3.69 to 3.95	22,200,000	21,997,945
US Treasury Notes 3.875% 8/15/2033	4.57	25,700,000	25,028,387
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	83,000,000	80,262,187
US Treasury Notes 3.875% 8/31/2032	3.92	20,200,000	19,796,789
US Treasury Notes 3.875% 9/30/2029	4.08	4,900,000	4,869,184
US Treasury Notes 4% 1/31/2029	3.90	1,400,000	1,398,140
US Treasury Notes 4% 1/31/2031	3.72 to 4.28	148,600,000	147,723,492
US Treasury Notes 4% 1/31/2033	4.20	18,800,000	18,509,188
US Treasury Notes 4% 10/31/2029	4.12	11,200,000	11,170,687
US Treasury Notes 4% 11/15/2035	4.02 to 4.58	72,700,000	70,314,531
US Treasury Notes 4% 2/15/2034	4.24 to 4.69	66,000,000	64,579,453
US Treasury Notes 4% 3/31/2030	3.95	19,100,000	19,033,598
US Treasury Notes 4% 4/30/2032	4.16	21,900,000	21,657,047
US Treasury Notes 4% 5/31/2030	3.78	4,500,000	4,482,422
US Treasury Notes 4% 6/30/2028	4.41	15,400,000	15,395,789
US Treasury Notes 4% 6/30/2032	3.99	29,500,000	29,145,078
US Treasury Notes 4% 7/31/2030	4.05 to 4.35	35,300,000	35,141,426
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	35,100,000	34,657,137
US Treasury Notes 4.125% 10/31/2029	3.70 to 4.15	46,700,000	46,756,551
US Treasury Notes 4.125% 10/31/2031	4.13	5,500,000	5,485,176
US Treasury Notes 4.125% 11/15/2027	3.89 to 4.11	52,900,000	53,007,453
US Treasury Notes 4.125% 11/15/2032	3.91 to 4.34	70,400,000	69,902,250
US Treasury Notes 4.125% 11/30/2029	3.69 to 4.08	64,800,000	64,881,000
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.39	86,554,000	84,430,722
US Treasury Notes 4.125% 2/29/2032	3.92	36,600,000	36,452,742
US Treasury Notes 4.125% 3/31/2029	4.01	30,600,000	30,656,180
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.13	8,000,000	7,966,250
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.43	63,900,000	63,300,938
US Treasury Notes 4.125% 5/31/2032	4.36	7,400,000	7,363,187
US Treasury Notes 4.125% 9/30/2027	3.56 to 3.83	51,700,000	51,815,113
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	75,300,000	74,644,066
US Treasury Notes 4.25% 2/15/2028	3.39 to 3.76	112,900,000	113,380,706
US Treasury Notes 4.25% 2/28/2031	4.32	10,600,000	10,649,688
US Treasury Notes 4.25% 3/31/2033	4.13	21,800,000	21,765,938
US Treasury Notes 4.25% 5/15/2035	4.35 to 4.39	68,700,000	67,932,492
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.44	73,700,000	72,793,144
US Treasury Notes 4.375% 1/31/2032	4.44	100,000	100,886
US Treasury Notes 4.375% 11/30/2030	3.87	21,500,000	21,713,320
US Treasury Notes 4.375% 5/15/2034	4.34 to 4.49	83,900,000	84,090,086
US Treasury Notes 4.375% 5/15/2036	4.44	24,000,000	23,876,250
US Treasury Notes 4.5% 11/15/2033	4.30 to 4.34	63,900,000	64,653,821
US Treasury Notes 4.5% 12/31/2031	4.24	5,500,000	5,583,789
US Treasury Notes 4.5% 5/31/2029	3.78 to 3.93	66,500,000	67,313,066
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.54	76,900,000	78,233,738
US Treasury Notes 4.625% 4/30/2029	3.91 to 4.72	50,100,000	50,871,070
US Treasury Notes 4.625% 5/31/2031	4.29	1,200,000	1,225,171
US Treasury Notes 4.625% 9/30/2030	4.33	2,900,000	2,956,867
US Treasury Notes 4.75% 2/15/2045	4.94	9,000,000	8,763,398
US Treasury Notes 4.875% 10/31/2030	4.06	26,300,000	27,082,836
US Treasury Notes* 5/31/2031	4.14	39,300,000	39,275,438
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,088,868,764)			8,745,608,247

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $55,524,400)	3.67	55,513,298	55,524,400

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $9,144,393,164)	8,801,132,647
NET OTHER ASSETS (LIABILITIES) - 0.1%	4,904,939
NET ASSETS - 100.0%	8,806,037,586

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	92,076,437	94,652,136	131,204,173	343,877	-	-	55,524,400	55,513,298	0.1%
Fidelity Securities Lending Cash Central Fund	-	872,157,548	872,157,548	-	-	-	-	-	0.0%
Total	92,076,437	966,809,684	1,003,361,721	343,877	-	-	55,524,400

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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